UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
	                       Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment	[   ];	Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quaker Capital Management Corporation
Address:	The Arrott Building
		401 Wood Street, Suite 1300
		Pittsburgh, PA  15222-1824

13F File Number:	028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Fallgren
Title:		Compliance
Phone:		412-281-1948

Signature, Place, and Date of Signing:

   /s/	David R. Fallgren	Pittsburgh, Pennsylvania	May 7, 2001

Report Type (Check only one.):

[X  ]		13F HOLDINGS REPORT

[   ]		13F NOTICE

[   ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: 	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		$401,322,787



List of Other Included Managers:

NONE

       Name of Issuer        Class  CUSIP      Value ($)     Shares     InvDscn  Oth  VoteSole  VoteShd.
Airspan Networks	     Com    00950H102   2,294,100.0  1,019,600  Sole        1,019,600         0
Aldila Inc.                  Com    014384101   1,294,668.8    714,300  Sole          409,300  	305,000
Amer West Hldg Corp. Cl. B   Com    023657208  19,360,416.0  2,016,710  Sole        1,319,200	697,510
AngloGold                    Com    356142208     682,899.0     47,259  Sole                0	 47,259
Arch Chemicals               Com    03937R102  14,064,564.8    660,308  Sole          210,000   450,308
Ashanti Goldfields Co. Ltd.  Com    043743202   1,104,106.9    543,895  Sole          200,000 	343,895
Barrick Gold Corp.           Com    067901108     813,243.9     56,910  Sole                0	 56,910
B.F. Goodrich Co.            Com    382388106   9,753,654.0    254,200  Sole           45,300   208,900
Borders Group Inc.           Com    099709107   8,986,378.5    533,950  Sole          295,000   238,950
Calgon Carbon                Com    129603106   6,803,434.0    909,550  Sole          492,000  	417,550
Cold Metal Products          Com    192861102     370,237.5    296,190  Sole                0	296,190
Cole National Corp.          Com    193290103  15,316,759.5  1,551,850  Sole          451,600 1,100,250
Cooper Tire & Rubber         Com    216831107  14,543,474.0  1,281,363  Sole          374,900   906,463
Cytec Industries Inc.        Com    232820100   7,286,695.3    227,567  Sole                0   227,567
Dawson Geophysical           Com    239359102   3,171,201.3    362,423  Sole                0   362,423
Doncasters PLC               Com    257692103  10,629,520.0    565,400  Sole                0   565,400
DSG Intl                     Com    G28471103     527,748.8     74,070  Sole                0	 74,070
East West Bancorp Inc.       Com    27579R104  17,088,225.0    887,700  Sole          457,800   429,900
Emcee Broadcast Products     Com    268650108     371,906.3    396,700  Sole          396,700  	      0
Fairchild Semiconductor	     Com    303726103   5,002,326.0    375,550  Sole                0   375,550
Foster L B Co Class A        Com    350060109     959,647.1    262,917  Sole                0	262,917
Guilford Mills Inc.          Com    401794102   2,210,137.0  1,241,650  Sole        1,025,000  	216,650
Hampshire Group, Ltd         Com    408859106     157,700.0     16,600  Sole                0	 16,600
ITSA                         Com    G4984V106     191,429.0    191,429  Sole          191,429         0
Litton Industries            Com    538021106   3,517,331.3     44,700  Sole                0	 44,700
Loews Corporation            Com    540424108  19,313,597.0    325,090  Sole           80,200	244,890
Magellan Health Services     Com    559079108  11,051,992.5  1,194,810  Sole          970,000 	224,810
Matrix Pharmaceutical        Com    576844104  19,061,721.0  2,117,969  Sole          752,600 1,365,369
Miller Herman Inc.           Com    600544100   1,277,563.8     55,246  Sole                0    55,246
Motorola Inc.                Com    620076109   2,428,478.0    170,300  Sole          170,000       300
Newmont Mining               Com    651639106  13,677,092.3    848,455  Sole          668,400	180,055
Nortel Networks Corp.        Com    656568102   6,679,370.0    475,400  Sole          475,000       400
Nucentrix Broadband Networks Com    670198100  12,605,404.0  1,018,619  Sole          445,000   573,619
Nucor Corp.                  Com    670346105   6,916,082.0    172,600  Sole                0   172,600
NVR Inc.                     Com    62944T105  19,871,604.6    160,774  Sole                0   160,774
Payless Shoesource           Com    704379106  19,527,015.8    313,687  Sole          100,000 	213,687
Peak International Ltd.      Com    G69586108     236,175.0     40,200  Sole                0    40,200
Peak Trends Trust            Com    70468N107   2,589,593.0    411,700  Sole                0   411,700
Remedy Corp.                 Com    759548100  14,422,927.8    749,243  Sole          264,443   484,800
Respironics                  Com    761230101   5,761,450.0    188,900  Sole                0   188,900
RF Monolithics Inc.          Com    74955F106   2,570,968.8    839,500  Sole          415,000   424,500
Rockford Corp.               Com    77316P101   5,434,331.3    797,700  Sole          327,500   470,200
Spectrum Control             Com    847615101   5,807,906.3    755,500  Sole          754,800  	    700
Sprint Corporation           Com    852061100  21,136,856.1    961,203  Sole          500,000   461,203
Teledyne Technologies Inc.   Com    879360105   1,404,200.0    100,300  Sole                0   100,300
Triton Network Systems Inc.  Com    896775103     213,806.3    126,700  Sole                0   126,700
Turnstone Systems Inc.       Com    900423104     524,928.1     69,700  Sole           69,700         0
UST Inc.                     Com    902911106   7,966,255.0    265,100  Sole          189,600    75,500
Vicorp Restaurants           Com    925817108  20,645,441.6    829,968  Sole          336,568 	493,400
Waste Management             Com    94106L109  17,849,455.0    722,650  Sole          310,000   412,650
Water Pik Technologies       Com    94113U100   1,247,079.5    175,645  Sole                0   175,645
Worldcom                     Com    98157D106  23,798,531.3  1,273,500  Sole          655,000   618,500
WSFS Financial               Com    929328102  11,040,093.8    841,150  Sole          281,300  	559,850
Yahoo! Inc.                  Com    984332106   3,150,000.0    200,000  Sole          200,000         0
